Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
The components of the Company's property, plant and equipment at December 31, 2013 and 2012 were as follows:

	2013	2012
Land	$145.8	$136.1
Buildings	937.8	904.6
Machinery and equipment	3,509.9	3,415.0
Other	213.1	208.7
Construction in progress	32.6	28.2
	4,839.2	4,692.6
Less: Accumulated depreciation	(2,913.7)	(2,766.2)
Total	$1,925.5	$1,926.4